Inventory - Schedule of Details of Inventory (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory
Raw materials			$ 98,370
Finished goods			212,361
Work in process			126,102
Total current inventories			$ 436,833